Related Party Transactions - Schedule of Related Party Transactions With Other Related Parties (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016
Related Party Transaction [Line Items]
Net income (expenses) from related party transactions	$ 33,848	$ 18,657
Due from (to) related party	4,595		$ 3,353
Cool Pool
Related Party Transaction [Line Items]
Net income (expenses) from related party transactions	33,990	22,919
Due from (to) related party	4,761		3,490
Magni Partners
Related Party Transaction [Line Items]
Net income (expenses) from related party transactions	(142)	$ (4,262)
Due from (to) related party	$ (166)		$ (137)